CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid in Capital	Accumulated Deficit	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase Decrease In Stockholders Equity
Sale of non-redeemable private placement units to Sponsor	$ 59		5,290,242	0	5,290,301
Sale of non-redeemable private placement units to Sponsor(in shares)	585,275
Re-measurement of Class A Common Stock Subject to Possible Redemption			(5,314,954)	(13,745,600)	(19,060,554)
Net income (loss)			0	5,135,790	5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase Decrease In Stockholders Equity
Net income (loss)	$ 0	$ 0	0	2,195,508	2,195,508
Balance at the end at Mar. 31, 2022	$ 59	$ 288	0	(6,414,302)	(6,413,955)
Balance at the end (in shares) at Mar. 31, 2022	585,275	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)	(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption				(3,359,593)	(3,359,593)
Net income (loss)				336,658	336,658
Balance at the end at Dec. 31, 2022	$ 59	$ 425	2,242,253	(11,632,745)	(8,806,438)
Balance at the end (in shares) at Dec. 31, 2022	585,275	4,253,517
Increase Decrease In Stockholders Equity
Re-measurement of Class A Common Stock Subject to Possible Redemption	$ 0	$ 0	(583,570)	0	(583,570)
Re-measurement of Class A Common Stock Subject to Possible Redemption (in shares)	0	0
Net income (loss)	$ 0	$ 0	0	(85,983)	(85,983)
Balance at the end at Mar. 31, 2023	$ 59	$ 425	$ 2,242,253	$ (11,718,728)	$ (9,475,991)
Balance at the end (in shares) at Mar. 31, 2023	585,275	4,253,517